Stock Based Compensation - Schedule of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Weighted Average Remaining Life In Years Outstanding	1 year 7 months 6 days
Stock Options [Member]
Number of Options Outstanding beginning | shares	1,422,000
Number of Options, Granted | shares	1,520,207
Number of Options, Forfeited | shares	(146,500)
Number of Options Outstanding Ending | shares	2,795,707
Number of Options Exercisable | shares	1,865,604
Weighted Average Exercise Price Outstanding beginning | $ / shares	$ 10.16
Weighted Average Exercise Price, Granted | $ / shares	4.46
Weighted Average Exercise Price, Forfeited | $ / shares	10.00
Weighted Average Exercise Price Outstanding Ending | $ / shares	7.07
Weighted Average Exercise Price Exercisable | $ / shares	$ 8.50
Weighted Average Remaining Life In Years Outstanding	9 years
Weighted Average Remaining Life In Years Exercisable	8 years 4 months 24 days
Aggregate Intrinsic Value Outstanding | $
Aggregate Intrinsic Value Exercisable | $